United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON December 31, 1999, PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH
THAT REQUEST WAS DENIED on July 28, 1999.

FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: 12/98
Check here if Amendment [X]; Amendment Number: [1]
This Amendment (Check only one.):  [     ] is a restatement
                              [X] Adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in
this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the
holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [6]

Form 13F Information Table Value Total: $34,257 thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

                                       TOTAL
                                       MARKET
DESCRIPTION      SECTYPE CUSIP          VALUE
                                                 POSITIO
                                                 N
AMOCO CORP       COMM    3190510    59                     SOLE SOLE
SOLE
                              2       $29,441,00  499,000
                                            0.00
ASTRA AB SPONS   AMER    4629810 20.68          $          SOLE SOLE
SOLE
ADR                           5    75 1,175,050.   56,800
                                              00
ASTRA AB SPONS   AMER    4629820 20.68          $          SOLE SOLE
SOLE
ADR                           4    75 206,875.00   10,000
HBO & CO         COMM    4041001 28.68          $          SOLE SOLE
SOLE
                             09    75 1,515,818.   52,839
                                              81
HBO & CO         CALL    4041009 28.68          $          SOLE SOLE
SOLE
                             09    75 1,259,381.   43,900
                                              25
HBO & CO         PUT     4041009 28.68          $          SOLE SOLE
SOLE
                             59    75 659,812.50   23,000
                                      $34,257,93        -
                                            7.56